Other Reserves - Schedule of Other Reserves (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share option reserve
Total other reserves	£ 78,421	£ 79,173
Other Reserves
Disclosure Of Other Reserves [Line Items]
Own share reserve	(339)	(339)	£ (339)
Foreign currency translation reserve	18	3	44
Capital reserve	42,466	42,466	42,466
Share option reserve
Balance at beginning of year	37,043	33,701	30,027
Share-based payments	2,284	3,907	5,133
Exercise of share options	(330)	(277)	(362)
Forfeiture of share options	(638)	(50)	(243)
Lapse of share options	(2,083)	(238)	(854)
Balance at end of year	36,276	37,043	33,701
Total other reserves	£ 78,421	£ 79,173	£ 75,872